Supplemental Financial Information - Additional Information (Detail) - USD ($)				3 Months Ended								12 Months Ended
	Feb. 23, 2016	Nov. 17, 2015	Jul. 28, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 23, 2015
Supplemental Financial Information [Line Items]
Senior notes						$ 5,000,000,000								$ 5,000,000,000
Quarterly cash dividend declared		$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.14	$ 0.00
Quarterly dividend payment date		Jan. 04, 2016	Oct. 01, 2015
Quarterly dividend record date		Dec. 04, 2015	Sep. 04, 2015
Authorized share repurchase value			$ 1,000,000,000
Common stock, repurchase												$ 0
Maximum
Supplemental Financial Information [Line Items]
Quarterly cash dividend declared												$ 0.07
Subsequent Event
Supplemental Financial Information [Line Items]
Quarterly cash dividend declared	$ 0.07
Quarterly dividend payment date	Apr. 01, 2016
Quarterly dividend record date	Mar. 10, 2016